Licenses and collaborative arrangement (Details) $ in Thousands	1 Months Ended										6 Months Ended
	Apr. 30, 2020 USD ($)	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Nov. 30, 2018 USD ($) Milestone	Sep. 30, 2018 USD ($)	May 31, 2018 USD ($)	Apr. 30, 2018 USD ($) Milestone	Dec. 31, 2017 USD ($)	Apr. 30, 2017 USD ($) Milestone	Sep. 30, 2016 USD ($) Milestone	Jun. 30, 2020 USD ($)
Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Future milestone payments to be made upon achievement											$ 1,533,344
Tesaro
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date										2016-09
Payment of upfront fees										$ 15,000
Number of milestone payments | Milestone										2
Milestone payments										$ 4,500
Tesaro | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Additional milestone payments										$ 36,000
Paratek
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date									2017-04
Payment of upfront fees									$ 7,500
Number of milestone payments | Milestone									2
Milestone payments									$ 8,000
Paratek | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Additional milestone payments									$ 46,500
Five Prime
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date								2017-12
Payment of upfront fees								$ 5,000
Milestone payments								2,000
Five Prime | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Additional milestone payments								$ 37,000
Entasis
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date							2018-04
Payment of upfront fees							$ 5,000
Number of milestone payments | Milestone							2
Milestone payments							$ 7,000
Entasis | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Additional milestone payments							$ 91,600
Crescendo
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date						2018-05
Payment of upfront fees						$ 2,000
Milestone payments						1,000
Crescendo | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Additional milestone payments						$ 168,575
Novocure
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date					2018-09
Payment of upfront fees					$ 15,000
Milestone payments					2,000
Accrued milestone payment					8,000
Novocure | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Additional milestone payments					$ 68,000
MacroGenics
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date				2018-11
Payment of upfront fees				$ 25,000
Number of milestone payments | Milestone				2
Milestone payments				$ 4,000
MacroGenics | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Additional milestone payments				$ 136,000
Deciphera
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date			2019-06
Payment of upfront fees			$ 20,000
Milestone payments			5,000
Accrued milestone payment			2,000
Deciphera | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Additional milestone payments			$ 178,000
Incyte
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date		2019-07
Payment of upfront fees		$ 17,500
Incyte | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Additional milestone payments		$ 60,000
Regeneron
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date	2020-04
Payment of upfront fees	$ 30,000
Regeneron | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Additional milestone payments	$ 160,000